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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


          Report for the Calendar Year or Quarter March 31, 2005

If amended report check here:      |X|                    Amendment Number: 3

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Goldman Sachs Group, Inc. (The)
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

85 Broad St.                    New York             NY             10004
--------------------------------------------------------------------------------
Business Address  (Street)       (City)            (State)          (Zip)


13F File Number: 28-04981

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Ted Chang      Vice President, Central Compliance        (212) 902-7202
--------------------------------------------------------------------------------
Name                             (Title)                         (Phone)


                                       /s/            Ted Chang
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            New York NY, September 19, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ x ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.



                             Form 13F SUMMARY PAGE


Report Summary:

                                              2
Number of Other Included Managers:      _______________
                                              5
Form 13F Information Table Entry Total: _______________
                                         417,896.57
Form 13F Information Table Value Total: $______________
                                         (thousands)



Due to a programming error, certain positions under the Investment Discretion of Goldman Sachs & Co. and Goldman Sachs Asset Management, L.P., were not included in our original 1st Qtr filing. The programming error has been corrected and the Information Table below lists all reportable positions which were erroneously excluded from the 1st Qtr filing released on May 12, 2005.


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:
   ------------- ------------------------------------------

 2.  28-00687     Goldman, Sachs & Co.
   ------------- ------------------------------------------
 3.  28-10981     Goldman Sachs Asset Management, LP



                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1


ITEM 1                                       ITEM 2 ITEM 3   ITEM 4         ITEM 5            ITEM 6 ITEM 7         ITEM 8

                                                                                                              VOTING AUTHORITY
                                                              FAIR
                                              TITLE           MARKET      SHARES OR SH/  Put/ Inv   Other
NAME OF ISSUER                                 OF   CUSIP     VALUE       PRINCIPAL PRN  CLL  Dsc   Mana-   SOLE    SHARED   NONE
                                              CLASS NUMBER   (x$1000)     AMOUNT    (A)  (B)  (C)   gers     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------


BIO RAD LAB CL A                              CMN 090572207      218.32       4,482 SH       OTHER   3       4,482    0       0
BLAIR CORP                                    CMN 092828102      562.30      17,055 SH       OTHER   3      17,055    0       0
CCC INFORMATION SVCS                          CMN 12487Q109      249.80      10,932 SH       OTHER   3      10,932    0       0
GENESIS HEALTHCARE CORP                       CMN 37184D101      321.98       7,507 SH       OTHER   3       7,507    0       0
NALCO HOLDING CO                              CMN 62985Q101  416,544.17  22,121,305 SH       SOLE    2  22,121,305    0       0



